INVESTMENTS - Short-Term Investments (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
INVESTMENTS
Short-term investments	¥ 186,031,572	$ 26,972,043	¥ 557,458,675